Foreign Activities (Consolidated Income Statement and Total Assets Information by Major Geographic Area) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Segment Reporting Information [Line Items]
Total revenue	[1]	¥ 3,497,900	¥ 3,458,900	¥ 3,429,800
Total expenses	[2]	2,469,100	3,305,400	3,344,700
Income before income tax expense		1,028,764	153,490	85,060
Net income		818,048	106,315	75,725
Total assets at end of fiscal year		221,651,474	211,218,760	197,611,200
Japan
Segment Reporting Information [Line Items]
Total revenue	[1]	2,290,800	1,681,000	1,705,500
Total expenses	[2]	1,918,200	2,008,900	2,082,600
Income before income tax expense		372,600	(327,900)	(377,100)
Net income		235,600	(312,800)	(331,400)
Total assets at end of fiscal year		152,613,700	137,470,400	133,443,500
United States of America
Segment Reporting Information [Line Items]
Total revenue	[1]	503,800	801,500	792,100
Total expenses	[2]	243,500	679,200	696,500
Income before income tax expense		260,300	122,300	95,600
Net income		227,400	100,400	85,300
Total assets at end of fiscal year		31,939,900	34,650,400	25,913,500
Others
Segment Reporting Information [Line Items]
Total revenue	[1]	154,500	95,100	66,000
Total expenses	[2]	14,400	41,500	46,100
Income before income tax expense		140,100	53,600	19,900
Net income		137,200	51,500	17,000
Total assets at end of fiscal year		4,405,300	4,137,300	4,824,700
Europe
Segment Reporting Information [Line Items]
Total revenue	[1]	188,700	270,400	249,700
Total expenses	[2]	115,800	239,100	203,200
Income before income tax expense		72,900	31,300	46,500
Net income		60,900	23,600	34,600
Total assets at end of fiscal year		14,150,600	15,487,000	15,322,500
Asia/Oceania excluding Japan, and others
Segment Reporting Information [Line Items]
Total revenue	[1]	360,100	610,900	616,500
Total expenses	[2]	177,200	336,700	316,300
Income before income tax expense		182,900	274,200	300,200
Net income		156,900	243,600	270,200
Total assets at end of fiscal year		¥ 18,542,000	¥ 19,473,700	¥ 18,107,000

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.
[2]	Total expenses are comprised of Interest expense, Provision (credit) for credit losses and Noninterest expenses.